Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Jun. 29, 2021
Property and Equipment (Details) [Line Items]
Amouunt of valuation property	$ 37,000,000		$ 37,000,000
Value of acquired amount			$ 7,400,000
Aggregate shares (in Shares)	370,000		370,000
Share price (in Dollars per share)	$ 20		$ 20				$ 2.26	$ 5
Depreciation expense	$ 7,459	$ 6,462	$ 20,949	$ 17,364	$ 23,799	$ 11,993
Land value					$ 361,193	$ 400,091
Zhonghui [Member]
Property and Equipment (Details) [Line Items]
Ownership percentage	20.00%		20.00%
Construction in Progress [Member]
Property and Equipment (Details) [Line Items]
Ownership percentage			20.00%